Description of Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

1. Description of Business and Organization

Bright Green Corporation (Company) was incorporated on April 16, 2019, under the Delaware General Corporation Law. The Company is located in Grants, New Mexico. The Company holds the land, greenhouse and patents required in the growth, production, and research of medicinal plants.

On May 28, 2019, the Company entered into a merger agreement with Bright Green Grow Innovation, LLC (“BGGI”) (Note 5).

On October 30, 2020, Grants Greenhouse Growers, Inc., a New Mexico corporation, merged with the Company (Note 5).

On November 10, 2020, Naseeb, Inc., a New Mexico corporation, merged with the Company (Note 5).

On March 29, 2022, the Company filed a registration statement pursuant to the Securities Act of 1933, as amended (the “Securities Act”) on Form S-1 with the Securities and Exchange Commission (“SEC”), which was declared effective May 13, 2022, (as amended, the “Registration Statement”), in connection with the direct listing of the Company’s common stock with the Capital Market of the Nasdaq Stock Market LLC (“Nasdaq”).

On May 17, 2022, the Company’s common stock commenced trading on Nasdaq under the symbol “BGXX.”

The Company is a start-up company at June 30, 2022 and has no revenue.

The Company’s operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the recent outbreak of respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company’s operations and ability to finance its operations.

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

1. Description of Business and Organization

Bright Green Corporation (Company) was incorporated on April 16, 2019, under the Delaware General Corporation Law. The Company is located in Grants, New Mexico. The Company holds the land, greenhouse and patents required in the growth, production, and research of medicinal plants.

On May 28, 2019, the Company entered into a merger agreement with Bright Green Grow Innovations, LLC (“BGG”) (Note 5).

On October 30, 2020, Grants Greenhouse Growers, Inc. (GGGI), a New Mexico corporation, merged with the Company (Note 5).

On November 10, 2020, Naseeb, Inc. (Naseeb), a New Mexico corporation, merged with the Company (Note 5).

The Company is a start-up company at December 31, 2021 and 2020 and has no revenue.

The Company’s operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the recent outbreak of respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company’s operations and ability to finance its operations.